PROPERTY AND EQUIPMENT, NET - Schedule of property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, net
Property and equipment, gross	$ 9,148	$ 9,902
Less: Accumulated depreciation	(7,794)	(8,347)
Less: Accumulated impairment loss	(503)
Total property and equipment, net	851	1,555
Computer equipment and application software [Member]
Property and equipment, net
Property and equipment, gross	7,279	8,309
Furniture and vehicles [Member]
Property and equipment, net
Property and equipment, gross	665	540
Leasehold improvements [Member]
Property and equipment, net
Property and equipment, gross	$ 1,204	$ 1,053